Common Stock of Darden Restaurants, Inc. (Details) - EBP 044 - USD ($)	Apr. 30, 2025	Apr. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,545,497,923	$ 1,341,372,041
Darden common stock
EBP, Investment, Fair Value and NAV [Line Items]
Shares held in non-ESOP Fund participant directed accounts (in shares)	1,883,025
Participant Directed Funds
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 1,298,241,880	1,138,467,787
Participant Directed Funds | Darden common stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of shares held in non-ESOP Fund participant directed accounts	$ 132,685,238	$ 108,895,020
Shares held in non-ESOP Fund participant directed accounts (in shares)	661,310	709,830